RULE ONE FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

					Shares	Fair Value
32.58%	COMMON STOCKS

9.25%	CONSUMER DISCRETIONARY
	Gildan Activewear Inc.				109,000	$1,688,410
	Sturm, Ruger & Co., Inc.				61,947	4,707,972
	Ulta Beauty, Inc.*				11,500	2,339,330
						8,735,712
10.38%	FINANCIALS
	Bank OZK				296,269	6,953,434
	Berkshire Hathaway, Inc.*				16,000	2,856,160
						9,809,594
3.59%	INDUSTRIALS
	The Boeing Co.				18,500	3,391,050
3.31%	MATERIALS
	CF Industries Holdings, Inc.				111,000	3,123,540
6.05%	REAL ESTATE
	Armada Hoffler Properties, Inc.				365,000	3,631,750
	Seritage Roth Properties Class A*				182,854	2,084,535
						5,716,285
32.58%	TOTAL COMMON STOCKS					30,776,181
2.13%	EXCHANGE TRADED FUND
	SPDR Gold Shares*				12,000	2,008,440
2.13%	TOTAL EXCHANGE TRADED FUND					2,008,440
37.75%	MONEY MARKET FUNDS
	Federated Government Obligations Fund Institutional Class 0.07%**				35,651,825	35,651,825
0.01%	PURCHASED OPTIONS
0.01%	PUT OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value

	The Boeing Company	80	$ 1,466,400	$285.06	7/17/2020	$1,680
0.01%	TOTAL PURCHASED OPTIONS					1,680
72.47%	TOTAL INVESTMENTS					68,438,126
27.53%	Other assets, net of liabilities					26,002,282
100.00%	NET ASSETS					$94,440,408

*Non-income producing

** Effective 7 day yield as of June 30, 2020

RULE ONE FUND

SCHEDULE OF OPTIONS WRITTEN

June 30, 2020 (unaudited)

(2.16%) OPTIONS WRITTEN
(2.16%) PUT OPTIONS
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

Bank of America	455	$(1,080,625)	$23.75	7/2/2020	$(910)
Ulta Beauty Inc.	115	(2,339,330)	203.42	7/10/2020	(8,050)
Sanderson Farms	234	(2,711,826)	115.89	7/17/2020	(11,700)
Bank OZK	500	(1,173,500)	23.47	7/17/2020	(12,500)
Seritage Growth Properties	950	(1,083,000)	11.40	7/17/2020	(12,350)
The Boeing Co.	80	(1,466,400)	183.30	7/17/2020	(3,200)
Armada Hoffler Properties Inc.	691	(687,545)	9.95	8/21/2020	(64,263)
Berkshire Hathaway	120	(2,142,120)	178.51	8/21/2020	(2,400)
Gildan Activewear Inc.	1,020	(1,579,980)	15.49	9/18/2020	(780,300)
The Boeing Co.	70	(1,283,100)	183.30	12/18/2020	(426,650)
Ulta Beauty, Inc.	45	(915,390)	203.42	1/15/2021	(114,750)
The Boeing Co.	100	(1,833,000)	183.30	1/15/2021	(259,700)
CF Industries Holdings, Inc.	650	(1,829,100)	28.14	1/15/2021	(284,700)
Ulta Beauty, Inc.	32	(650,944)	203.42	1/15/2021	(59,680)
TOTAL PUT OPTIONS WRITTEN
					(2,041,153)
(2.16%) TOTAL OPTIONS WRITTEN					$(2,041,153)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investment as of June 30, 2020:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
Quoted Prices		Observable Inputs	Inputs		Total
Common Stocks	$30,776,181	$-		$-	$30,776,181
Exchange Traded Funds	2,008,440	-		-	2,008,440
Money Market Funds	35,651,825	-		-	35,651,825
Options Purchased	-	1,680		-	1,680
Total Investments	$68,436,446	$-		$-	$68,436,446

Options Written	$-	$(2,041,153)		$-	$(2,041,153)

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2020.
At June 30, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $68,163,717 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$3,674,292
		Gross unrealized depreciation			(3,399,883)
		Net unrealized appreciation			$274,409